Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (283,007)	$ (81,100)	$ 120,805
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	1,410	(1,039)	414
Marketable Security, Gain (Loss) [Abstract]
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax, Total	113	506	(502)
Reclassification of Cash Flow Hedge Gain (Loss) [Abstract]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(172)	(48)	(3,488)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(315)	1,300	2,535
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Total	(487)	1,252	(953)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	1,036	719	(1,041)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	$ (281,971)	$ (80,381)	$ 119,764